UNITED STATES
			  SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				       Form 13F

				 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment	[ ]; Amendment Number: ______
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Old Mutual Capital, Inc.
Address:	4643 S. Ulster Street, 6th Floor
		Denver CO 80237

Form 13F File Number: 028-11581

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kathryn A. Burns
Title:	Chief Compliance Officer
Phone:	720.200.7718


Signature, Place, and Date of Signing:

/s/ Kathryn A. Burns		Denver, Colorado	April 29, 2010

The institutional investment manager filing this report also files this report with respect to its parent holding company Old Mutual (US) Holdings Inc. (Form 13F File No. 028-11931).

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[X]	13F COMBINATION REPORT. (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
--------------------	----------------------------------------
028-05990		Acadian Asset Management LLC
028-04895		Analytic Investors, LLC
028-12481		Ashfield Capital Partners, LLC
028-01006		Barrow Hanley Mewhinney & Strauss Inc.
028-11628		Copper Rock Capital Partners LLC
028-11912		Dwight Asset Management Company LLC
028-01666		Eagle Asset Management, Inc.
028-04321		Heitman Real Estate Securities LLC
028-04041		Thompson Siegel & Walmsley LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
Form 13F Information Table Entry Total:     30
Form 13F Information Table Value Total:     $618,396

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	028-11931			Old Mutual (US) Holdings, Inc.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  APPLE COMPUTER INC             COM              037833100    16910    71981 SH       DEFINED 01            71981        0        0
  ALLSTATE CORP                  COM              020002101    23771   735724 SH       DEFINED 01           735724        0        0
  BP AMOCO PLC                   ADS              055622104    17783   311605 SH       DEFINED 01           311605        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670702    20752   255350 SH       DEFINED 01           255350        0        0
  COMCAST "A SPL"                CL A             20030N200    10229   569200 SH       DEFINED 01           569200        0        0
  CISCO SYSTEMS INC              COM              17275R102    17833   685113 SH       DEFINED 01           685113        0        0
  CVS CORP                       COM              126650100    24020   657010 SH       DEFINED 01           657010        0        0
  DELL, INC.                     COM              24702R101    22342  1488502 SH       DEFINED 01          1488502        0        0
  EL PASO CORP                   COM              28336L109    16343  1507680 SH       DEFINED 01          1507680        0        0
  GOOGLE INCORPORATED            COM              38259P508    15309    27000 SH       DEFINED 01            27000        0        0
  HALLIBURTON CO                 COM              406216101    13818   458618 SH       DEFINED 01           458618        0        0
  INTEL CORP                     COM              458140100    16250   730000 SH       DEFINED 01           730000        0        0
  INVESCO LTD                    COM              G491BT108    21800   995000 SH       DEFINED 01           995000        0        0
  JOHNSON & JOHNS                COM              478160104    26273   402957 SH       DEFINED 01           402957        0        0
  JPMORGAN CHASE & CO.           COM              46625H100    21135   472301 SH       DEFINED 01           472301        0        0
  MEDTRONIC                      COM              585055106    10686   237304 SH       DEFINED 01           237304        0        0
  METLIFE INC                    COM              59156R108    32321   745760 SH       DEFINED 01           745760        0        0
  MERCK & CO                     COM              58933Y105    17001   455186 SH       DEFINED 01           455186        0        0
  MICROSOFT CORP                 COM              594918104    29772  1017135 SH       DEFINED 01          1017135        0        0
  NRG ENERGY INC                 COM              629377508    29204  1397326 SH       DEFINED 01          1397326        0        0
  PEPSICO INC                    COM              713448108    18425   278484 SH       DEFINED 01           278484        0        0
  PFIZER INC                     COM              717081103    22767  1327547 SH       DEFINED 01          1327547        0        0
  QUALCOMM                       COM              747525103    26874   640000 SH       DEFINED 01           640000        0        0
  STATE STREET CORP              COM              857477103    22237   492629 SH       DEFINED 01           492629        0        0
  SYMANTEC CORP                  COM              871503108    20642  1220000 SH       DEFINED 01          1220000        0        0
  TEXAS INSTRUMENTS INC          COM              882508104    20065   820000 SH       DEFINED 01           820000        0        0
  UNITEDHEALTH GROUP INC         COM              91324P102    18702   572457 SH       DEFINED 01           572457        0        0
  UNITED PARCEL SERVICES         CL B             911312106    12915   200516 SH       DEFINED 01           200516        0        0
  WAL-MART STORES                COM              931142103    27068   486839 SH       DEFINED 01           486839        0        0
  XTO ENERGY INC                 COM              98385X106    25149   533040 SH       DEFINED 01           533040        0        0

S REPORT SUMMARY             30     DATA RECORDS          618396                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
